Segment Data - Schedule of Segment Information (Details) (10-K) - USD ($)		3 Months Ended								9 Months Ended				12 Months Ended
		Sep. 30, 2020		Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019		Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2019		Dec. 31, 2018
Revenues		$ 60,228				$ 231,231				$ 474,546		$ 940,459		$ 1,284,437		$ 3,099,608
Revenues from Foreign Operations		60,228				231,231				473,797		940,459		1,272,772		3,099,608
Depreciation and Amortization		45,906				39,211				138,409		151,370		196,438		171,749
Loss from Operations		(1,007,087)				(1,470,649)				(3,708,170)		(4,669,929)		(6,698,134)		(5,254,781)
Interest Expense, net		72,459				29,140				193,595		256,169		360,413		611,297
Net Loss		(934,299)		$ (1,506,237)	$ (1,295,492)	(1,425,610)		$ (1,993,018)	$ (1,400,957)	(3,736,028)		(4,819,585)		(6,956,815)		(5,678,418)
Capital Expenditures										39,859		147,944		139,271		292,213
Total Property and Equipment, net		2,816,165								2,816,165				2,914,715		2,972,364
Total Property and Equipment, net in Foreign Countries														2,866,861		2,884,415
Total Assets		6,882,950								6,882,950				5,920,360		5,647,491
Real Estate Development [Member]
Revenues		60,228				231,231				473,797		940,459		1,272,772		3,099,608
Revenues from Foreign Operations		60,228				231,231				473,797		940,459		1,272,772		3,099,608
Depreciation and Amortization														146,398		133,251
Loss from Operations		(48,463)				(361,267)				(894,842)		(951,975)		(1,469,438)		349,252
Interest Expense, net														192,060		252,898
Net Loss														(1,559,766)		284,014
Capital Expenditures														129,325		237,222
Total Property and Equipment, net														2,866,861		2,884,415
Total Property and Equipment, net in Foreign Countries														2,866,861		2,884,415
Total Assets														5,020,788		5,132,705
Fashion (e-commerce) [Member]
Revenues										749				11,665
Revenues from Foreign Operations
Depreciation and Amortization														1,901
Loss from Operations		(154,612)				(180,414)				(723,921)		(695,275)		(1,230,285)		(767,006)
Interest Expense, net														47,034		18,786
Net Loss														(1,277,319)		(785,792)
Capital Expenditures														9,946
Total Property and Equipment, net														8,044
Total Property and Equipment, net in Foreign Countries
Total Assets														286,658		18,921
Corporate [Member]
Revenues			[1]				[1]				[1]		[1]		[2]		[2]
Revenues from Foreign Operations			[1]				[1]				[1]		[1]		[2]		[2]
Depreciation and Amortization	[2]													48,139		38,498
Loss from Operations		$ (804,012)	[1]			$ (928,968)	[1]			$ (2,089,407)	[1]	$ (3,022,679)	[1]	(3,998,411)	[2]	(4,837,027)	[2]
Interest Expense, net	[2]													121,319		339,613
Net Loss	[2]													(4,119,730)		(5,176,640)
Capital Expenditures	[2]															54,991
Total Property and Equipment, net	[2]													39,810		87,949
Total Property and Equipment, net in Foreign Countries	[2]
Total Assets	[2]													$ 612,914		$ 495,865

[1]	Unallocated corporate operating losses resulting from general corporate overhead expenses not directly attributable to any one of the business segments.
[2]	Unallocated corporate assets not directly attributable to any one of the business segments.